NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Number of Outstanding Free Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information of operating income loss [line items]
Outstanding, ending balance	1,804,768
Free Shares (“AGA”) Plan
Disclosure of detailed information of operating income loss [line items]
Outstanding, beginning balance	969,081	760,505	648,345
Granted		375,162	300,049
Forfeited	(385,360)	(144,047)	(181,146)
Acquired		(22,539)	(6,743)
Outstanding, ending balance	583,721	969,081	760,505